Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares Class A SGD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B SGD ($) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Accumulated other comprehensive income/(loss) SGD ($)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated deficit SGD ($)	Accumulated deficit USD ($)	SGD ($)	USD ($)
Balance (in Dollars) | $		$ 1,352		$ 1,352		$ 997,296				$ (2,140,107)		$ (1,140,107)
Balance (in Shares)	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance at Dec. 31, 2021 | $		$ 1,352		$ 1,352		997,296				(2,140,107)		(1,140,107)
Balance (in Shares) at Dec. 31, 2021	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Net income (loss) | $										617,725		617,725
Balance at Dec. 31, 2022 | $		$ 1,352		$ 1,352		997,296				(1,522,382)		(522,382)
Balance (in Shares) at Dec. 31, 2022	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance (in Dollars) | $		$ 1,352		$ 1,352		997,296				(1,522,382)		(522,382)
Balance (in Shares)	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Net income (loss) | $										2,390,166		2,390,166
Balance at Dec. 31, 2023 | $		$ 1,352		$ 1,352		997,296				867,784		1,867,784
Balance (in Shares) at Dec. 31, 2023	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance (in Dollars) | $		$ 1,352		$ 1,352		997,296				867,784		1,867,784
Balance (in Shares)	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Net income (loss) | $										247,424		247,424
Balance at Jun. 30, 2024		$ 1,352	$ 1,000	$ 1,352	$ 1,000	997,296	$ 735,246			1,115,208	$ 822,182	2,115,208	$ 1,559,428
Balance (in Shares) at Jun. 30, 2024	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance at Dec. 31, 2023 | $		$ 1,352		$ 1,352		997,296				867,784		1,867,784
Balance (in Shares) at Dec. 31, 2023	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Issuance of ordinary shares pursuant to IPO, net of offering cost | $		$ 197				5,293,416						5,293,613
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	[1]	1,500,000	1,500,000
Net income (loss)										(1,031,138)		(1,031,138)	(754,750)
Foreign currency translation adjustment | $								250,665				250,665
Balance at Dec. 31, 2024		$ 1,549	$ 1,150	$ 1,352	$ 1,000	6,290,712	4,604,506	250,665	$ 183,476	(163,354)	(119,569)	6,380,924	4,670,563
Balance (in Shares) at Dec. 31, 2024	[1]	11,500,000	11,500,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,352	$ 1,000	$ 1,352	$ 1,000	997,296	735,246			1,115,208	822,182	2,115,208	1,559,428
Balance (in Shares)	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,549	$ 1,150	$ 1,352	$ 1,000	6,290,712	4,604,506	250,665	183,476	(163,354)	(119,569)	6,380,924	4,670,563
Balance (in Shares)	[1]	11,500,000	11,500,000	10,000,000	10,000,000
Net income (loss)										(508,113)		(508,113)	(399,492)
Foreign currency translation adjustment | $								(293,535)				(293,535)
Balance at Jun. 30, 2025		$ 1,549	$ 1,150	$ 1,352	$ 1,000	6,290,712	4,946,046	(42,870)	(33,705)	(671,467)	(527,924)	5,579,276	4,386,567
Balance (in Shares) at Jun. 30, 2025	[1]	11,500,000	11,500,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,549	$ 1,150	$ 1,352	$ 1,000	$ 6,290,712	$ 4,946,046	$ (42,870)	$ (33,705)	$ (671,467)	$ (527,924)	$ 5,579,276	$ 4,386,567
Balance (in Shares)	[1]	11,500,000	11,500,000	10,000,000	10,000,000

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.